CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Marketable Security, Unrealized Gain (Loss)	$ 59	$ 12